[SHIP]
                            [THE VANGUARD GROUP LOGO]

                           VANGUARD(R) BOND INDEX FUNDS
                       VANGUARD(R) LONG-TERM BOND INDEX FUND
                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 28, 2003

     The Fund maintains a dollar-weighted average maturity consistent with that of the Lehman Brothers Long Government/Credit Index, which currently ranges between 15 and 30 years.








(C)2003 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                         PS84 082003